Shareholder Report, Line Graph (Details) 190423_GuideMark Small-Mid Cap Core Fund_Service Shares_TSR Annual {Service Shares} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name											GuideMark Small/Mid Cap Core Fund Service Shares
Accumulated Value	$ 22,576	$ 23,398	$ 19,105	$ 21,309	$ 21,025	$ 10,528	$ 13,869	$ 13,464	$ 11,971	$ 10,000	$ 26,577
Russell 3000 Index_
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,620	28,558	22,088	24,161	21,587	13,282	14,616	13,438	11,807	10,000	$ 36,157
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500 Index
Accumulated Value	$ 22,154	$ 22,865	$ 18,829	$ 21,012	$ 20,941	$ 11,056	$ 14,261	$ 13,649	$ 12,153	$ 10,000	$ 27,348